Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Reportable Segment

The following table presents information about the Company’s single reportable segment by significant expenses categories regularly reviewed by the CODM for the year ended December 31, 2024 and 2023:

	For the year	For the year
	ended	ended
	December 31,	December 31,
	2024	2023
	US Dollars (In thousands)
Research and development expenses
Salaries and related expenses	489	778
Subcontractors	464	794
Materials	1	55
Usability study	33	153
Other expenses	148	123
Less- government grants	(468)	—
Research and development expenses, net	667	1,903

Marketing expenses	5	163

General and administrative expenses
Salaries and related expenses	86	242
Professional expenses	504	683
Rent and Maintenance	115	94
Other expenses	58	127
Total General and administrative expenses	763	1,146

Other income	(48)	—
Financial expenses (income), net	6	(2)

Segment net loss	1,393	3,210
Reconciliation of profit or loss adjustments and reconciling items
Depreciation	21	17
Stock-based compensation	485	1,682

Net loss	1,899	4,909